Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Accumulated other comprehensive income	$ 5,935	$ 1,407
Total net foreign currency translation adjustments	(743)	(470)
Total defined benefit pension adjustment	(1,151)	2,934
Total reclassification adjustment under ASC 830-30-40-1		2,402
Total reclassificaton adjustments		(338)
Total other comprehensive income/(loss), net	(1,894)	4,528
Accumulated other comprehensive income	$ 4,041	$ 5,935